Average Annual Total Returns - LVIP Delaware REIT Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	FTSE Nareit Equity REITs Index 1 year		FTSE Nareit Equity REITs Index 5 years		FTSE Nareit Equity REITs Index 10 years
Total	(10.41%)	2.53%	7.27%	(10.64%)	2.26%	6.99%	(8.00%)	[1]	4.77%	[1]	8.31%	[1]

[1]	Index Returns are based on May 4, 1998 inception date of the Predecessor Fund.